Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of share option outstanding

Details of the share option outstanding as at June 30, 2026 and 2025 are as follows:

	June 30, 2026		June 30, 2025
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
Outstanding, beginning of the year	2,284,000	$0.78	2,759,000	$0.75
Granted	1,929,500	1.73	113,051	4.08
Exercised	(769,310)	0.78	(588,051)	4.08
Forfeited	(7,500)	3.43	-	-
Outstanding, end of the year	3,436,690	1.32	2,284,000	0.78
Exercisable share options, end of year	1,974,515	1.03	2,284,000	0.76

Schedule of the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life

As at June 30, 2026, the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life are as follows:

Range of exercise prices	Number outstanding	Weighted average exercise price per share	Weighted average remaining contractual life (years)
$0.75	1,502,330	$0.75	1.60
$1.34	520,000	1.34	4.90
$1.89	1,375,360	1.89	4.33
$2.20 - $3.00	39,000	2.53	4.30
	3,436,690	$1.32	3.22

Schedule of share options granted

The following table presents the share options granted during the years ended June 30, 2026 and 2025, respectively, and the key assumptions used in determining the grant-date fair value of the awards.

Grant date	July 30, 2025	August 21, 2025	October 7, 2025	February 20, 2026
Options granted	1,394,500	7,500	7,500	520,000
Granted value	$0.98	$1.56	$1.35	$1.34
Vesting period (years)	2 years	2 years	2 years	2 years
Risk free interest rate	3.00%	2.94%	2.66%	2.69%
Volatility	57.88%	57.88%	58.72%	60.24%
Expected life (years)	5 years	5 years	5 years	5 years
Dividend yield	-	-	-	-

Grant date	April 02, 2025	May 27, 2025	June 24, 2025
Options granted	7,500	10,000	14,000
Granted value	$1.07	$0.70	$0.79
Vesting period (years)	2 years	2 years	2 years
Risk free interest rate	2.54%	2.80%	2.82%
Volatility	30.15%	30.28%	30.36%
Expected life (years)	5 years	5 years	5 years
Dividend yield	-	-	-

Schedule of RSUs outstanding

Details of the RSUs outstanding as at June 30, 2026 and 2025 are as follows:

	June 30, 2026		June 30, 2025
	Number of RSU	Weighted average grant date fair value per RSU	Number of RSU	Weighted average grant date fair value per RSU
Outstanding, beginning of the year	276,677	$0.91	265,000	$0.86
Granted	2,363,854	1.18	520,058	3.09
Exercised	(354,275)	2.06	(508,381)	3.11
Forfeited	-	-	-	-
Outstanding, end of the year	2,286,256	$1.02	276,677	$0.91

Schedule of RSUs granted and related grant details

Grant Date	RSUs granted	Grant value	Vesting date(2)
July 30, 2025 (1)	75,390	$143	August 15, 2025
October 8, 2025	137,500	$413	February 8, 2026
February 20, 2026 (1)	100,000	$122	January 31, 2027
April 6, 2026	114,708	$98	May 1, 2026
May 22, 2026(1)	1,936,256	$1,981	June 30, 2026

Grant Date	RSUs Granted	Grant Value	Vesting Date (2)
2025-01-13 (1)	200,000	$590	April 15, 2025
2025-02-18	1,913	$13	February 19, 2025
2025-04-02 (1)	20,000	$67	August 1, 2025
2025-04-08	281,468	$980	April 14, 2025
2025-06-24	16,677	$41	July 15, 2025

(1)	This is a regularly scheduled annual grant as part of the Company’s executive and employee compensation plan.
(2)	Vesting date reflects the final vesting date if vesting occurs in tranches over a period of time.